Business combinations - Summary of Accounts Payable From Acquisition of Subsidiaries (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of accounts payable from acquisition of subsidiaries [Abstract]
Fixed installment—cash	$ 1,470	$ 2,049
Fixed installment—shares	0	203
Earn-out—cash	2,790	323
Earn-out—shares	0	194
Earn-out—cash or shares	0	25
Current	4,260	2,794
Fixed installment—cash	0	1,206
Earn-out—cash	2,163	0
Earn-out—share	0	0
Non-current	2,163	1,206
Total	$ 6,423	$ 4,000	$ 9,433